PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Rate Of Calculating Depreciation For Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 79	$ 40
Accumulated Depreciation, Property, Plant, and Equipment	30	22
Depreciated cost	49	18
Computer Equipment [Member]
Rate Of Calculating Depreciation For Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross	32	19
Accumulated Depreciation, Property, Plant, and Equipment	17	13
Furniture and Fixtures [Member]
Rate Of Calculating Depreciation For Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross	23	7
Accumulated Depreciation, Property, Plant, and Equipment	2	1
Leasehold improvements [Member]
Rate Of Calculating Depreciation For Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross	5	0
Accumulated Depreciation, Property, Plant, and Equipment	1	0
Clinical and Medical Equipment [Member]
Rate Of Calculating Depreciation For Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Gross	19	14
Accumulated Depreciation, Property, Plant, and Equipment	$ 10	$ 8